Share Capital - Summary of Share Capital (Detail) - BHP Group Limited [member] - shares	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Share capital issued - BHP Group Limited
Opening number of shares	5,071,530,817	5,065,820,556	5,062,323,190
Issue of shares	4,461,418	5,710,261	3,497,366
Purchase of shares by ESOP Trusts	(4,438,680)	(5,687,667)	(6,442,571)
Employee share awards exercised following vesting	4,994,832	5,841,767	6,081,843
Movement in treasury shares under Employee Share Plans	(556,152)	(154,100)	360,728
Closing number of shares	5,075,992,235	5,071,530,817	5,065,820,556
Shares held by the public [member]
Share capital issued - BHP Group Limited
Opening number of shares	5,070,273,143	5,064,408,782
Closing number of shares	5,075,290,713	5,070,273,143	5,064,408,782
Treasury shares [member]
Share capital issued - BHP Group Limited
Opening number of shares	1,257,674	1,411,774
Closing number of shares	701,522	1,257,674	1,411,774